Provisions	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Provisions	Provisions

(millions)	Note	Employee related	Written put options(1)	Other(2)	Total
As at January 1, 2020		$14	$147	$10	$171
Additions		9	—	62	71
Use		(2)	(76)	(41)	(119)
Reversal		(1)	(73)	(10)	(84)
Interest effect		—	2	—	2
Foreign exchange		—	—	—	—
As at December 31, 2020		$20	$—	$21	$41
Current		$—	$—	$21	$21
Non-current		20	—	—	20
As at December 31, 2020		$20	$—	$21	$41
Additions		$5	$—	$3	$8
Use		(20)	—	(16)	(36)
Reversal		—	—	(1)	(1)
As at December 31, 2021		$5	$—	$7	$12
Current		$—	$—	$2	$2
Non-current		5	—	5	10
As at December 31, 2021		$5	$—	$7	$12
(1)In connection the acquisition of Xavient, a provision was established for written put options to acquire the non-controlling interest. This written put option was exercised and settled during the year ended December 31, 2020.
(2)Other provisions generally relate to legal and other activities that arise during the normal course of operations.